Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Noncurrent [Line Items]
Accrued severance pay	$ 2,730	$ 3,020
Interest rate swap	1,206	1,333
Accrued taxes	60	60
Other long-term liabilities	$ 3,996	$ 4,413